Business segment reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME	R$ 46,884,034	R$ 47,503,177	R$ 51,318,466
Equity instrument income	22,179	38,073	90,040
Income from companies accounted for by the equity method	239,236	199,179	144,184
Net fee and commission income	15,639,965	14,875,880	15,273,301
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	3,794,686	4,699,226	(1,780,504)
Other operating expense (net)	(715,790)	(841,002)	(1,119,380)
TOTAL INCOME	65,864,310	66,474,533	63,926,107
Personnel expenses	(10,813,926)	(9,896,995)	(9,025,702)
Other administrative expenses	(8,748,715)	(8,343,118)	(8,290,717)
Depreciation and amortization	(2,740,950)	(2,585,502)	(2,433,921)
Provisions (net)	(4,424,412)	(1,215,490)	(2,179,417)
Impairment losses on financial assets (net)	(28,008,086)	(24,828,749)	(17,112,734)
Impairment losses on non-financial assets (net)	(250,173)	(161,434)	(165,799)
Other non-financial gains (losses)	1,043,603	131,482	32,512
OPERATING PROFIT BEFORE TAX (1)	11,921,651	19,574,727	24,750,329
Currency Hedge(1)	(163,165)	(129,406)	2,511,980
ADJUSTED OPERATING INCOME BEFORE TAX (1)	11,758,486	19,445,321	27,262,309
Condensed Income Statement Commercial Banking [Member]
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME	44,651,967	45,617,896	46,236,026
Equity instrument income	3,514	11,239	10,216
Income from companies accounted for by the equity method	184,889	147,676	105,403
Net fee and commission income	13,269,837	12,538,806	13,285,099
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,125,430)	(360,383)	(1,433,236)
Other operating expense (net)	(595,993)	(718,459)	(974,391)
TOTAL INCOME	56,388,784	57,236,775	57,229,116
Personnel expenses	(9,753,972)	(8,985,721)	(8,220,544)
Other administrative expenses	(7,866,949)	(7,571,376)	(7,697,346)
Depreciation and amortization	(2,621,353)	(2,479,643)	(2,342,639)
Provisions (net)	(4,404,408)	(1,207,531)	(2,176,774)
Impairment losses on financial assets (net)	(26,582,759)	(23,682,848)	(17,169,630)
Impairment losses on non-financial assets (net)	(250,044)	(160,479)	(163,935)
Other non-financial gains (losses)	1,043,603	131,482	32,512
OPERATING PROFIT BEFORE TAX (1)	5,952,902	13,280,659	19,490,760
Currency Hedge(1)	(163,165)	(129,406)	2,511,980
ADJUSTED OPERATING INCOME BEFORE TAX (1)	5,789,737	13,151,253	22,002,740
Condensed Income Statement Global Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME	2,232,067	1,885,281	5,082,440
Equity instrument income	18,665	26,834	79,824
Income from companies accounted for by the equity method	54,347	51,503	38,781
Net fee and commission income	2,370,128	2,337,074	1,988,202
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	4,920,116	5,059,609	(347,268)
Other operating expense (net)	(119,797)	(122,543)	(144,989)
TOTAL INCOME	9,475,526	9,237,758	6,696,990
Personnel expenses	(1,059,954)	(911,274)	(805,158)
Other administrative expenses	(881,766)	(771,742)	(593,371)
Depreciation and amortization	(119,597)	(105,859)	(91,282)
Provisions (net)	(20,004)	(7,959)	(2,643)
Impairment losses on financial assets (net)	(1,425,327)	(1,145,901)	56,896
Impairment losses on non-financial assets (net)	(129)	(955)	(1,864)
Other non-financial gains (losses)
OPERATING PROFIT BEFORE TAX (1)	5,968,749	6,294,068	5,259,568
Currency Hedge(1)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	R$ 5,968,749	R$ 6,294,068	R$ 5,259,568